Share Based Compensation	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Share Based Compensation
8.	Share Based Compensation

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2024	2023	2024	2023

Equity settled share based compensation 1

Stock options	18.1	$698	$724	$1,372	$1,355

RSUs	18.2	957	1,135	1,881	2,047

Cash settled share based compensation

PSUs	19.1	$4,586	$2,625	$4,269	$8,479

Total share based compensation		$6,241	$4,484	$7,522	$11,881
1)  Equity settled share based compensation is a
non-cash
expense.